UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

 (Zip code)

Bashar Qasem

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Azzad Ethical Income Fund

AUTODESL INC.

Ticker Symbol:ADSK	Cusip Number: 052769106
Record Date: 6/3/2005	Meeting Date: 6/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: VOTE FOR EITHER NOMINEE	ABSTAINED	ISSUER	N/A	N/A
2	PROPOSAL TO APPROVE AUTODESK'S 2006 STOCK PLAN AND THE RESERVATION OF 25 MILL SHARES OF AUTODESK'S COMMON STOCK FOR ISSUANCE THEREUNDER	FOR	ISSUER	FOR	WITH
3	TO APPROVE AUTODESK'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION, INCREASING THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 400 MILL SHARES TO 750 MILL SHARES	FOR	ISSUER	FOR	WITH
4	TO APPROVE AUTODESK'S EXECUTIVE INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
5	TO RATIFY THE APPOINTMENT OF ERNST AND YOUNG AS AUTODESK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31 2006	FOR	ISSUER	FOR	WITH

BECTON, DICKINSON, AND COMPANY

Ticker Symbol:BDX	Cusip Number: 075887109
Record Date: 1/6/2005	Meeting Date: 2/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
4	CUMULATIVE VOTING	AGAINST	STOCKHOLDER	AGAINST	AGAINST
1	DIRECTORS RECOMMENDED: VOTE FOR EITHER NOMINEE	ABSTAINED	ISSUER	N/A	N/A
2	RATIFICATION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF PERFORMANCE INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

CLAIRE'S STORES INC.

Ticker Symbol:CLE	Cusip Number: 179584107
Record Date: 6/7/2005	Meeting Date: 6/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: VOTE FOR EITHER NOMINEE	ABSTAINED	ISSUER	N/A	N/A
2	APPROVAL OF COMPANY'S 2005 INCENTIVE COMPENSATION PLAN	FOR	ISSUER	FOR	WITH
3	APPROVAL OF STOCKHOLDERS PROPOSAL REGARDING COMPANY'S BUSINESS OPERATIONS IN NORTHERN IRELAND	FOR	STOCKHOLDER	AGAINST	WITH

COSTCO WHOLESALE CORPORATION

Ticker Symbol:COST	Cusip Number: 22160K105
Record Date: 1/6/2005	Meeting Date: 1/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: VOTE FOR EITHER NOMINEE	ABSTAINED	ISSUER	N/A	N/A
2	AMENDMENTS TO 2002 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	TO ADOPT A VENDOR CODE OF CONDUCT	FOR	STOCKHOLDER	AGAINST	WITH
4	TO DEVELOP A POLICY FOR LAND PROCUREMENT AND USE	FOR	STOCKHOLDER	AGAINST	WITH
5	RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

ENERGIZER HOLDINGS, INC.

Ticker Symbol:ENR	Cusip Number: 208393788
Record Date: 1/17/2005	Meeting Date: 1/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE ON DIRECTORS NOMINATED	AGAINST	ISSUER	FOR	AGAINST

GTECH HOLDINGS CORPORATION

Ticker Symbol:GTK	Cusip Number: 400518106
Record Date: 7/13/2004	Meeting Date: 8/2/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED	ABSTAINED	ISSUER	FOR	WITH
2	APPROVAL OF COMPNAY 2004 EMPLOYEE STOCK PURCHASE PLAN	FOR	ISSUER	FOR	WITH
3	APPROVAL OF AMENDMENT TO CERTIFICATE OF INC OF COMPANY TO INC NUMBER OF AUTH SHARES OF COMMON STOCK FROM 150 MILL TO 200 MILL	FOR	ISSUER	FOR	WITH
4	RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS FOR FISCAL YEAR ENDING FEB 26, 05	FOR	ISSUER	FOR	WITH

HEALTH MANAGEMENT ASSOCIATES

Ticker Symbol:HMA	Cusip Number: 421933102
Record Date: 1/26/2005	Meeting Date: 2/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE ON DIRECTORS NOMINATED	AGAINST	ISSUER	FOR	AGAINST

HEALTH MANAGEMENT ASSOCIATES, INC.

Ticker Symbol:HMA	Cusip Number: 421933102
Record Date: 2/8/2005	Meeting Date: 2/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: VOTE FOR EITHER NOMINEE	ABSTAINED	ISSUER	N/A	N/A
2	TO LIMIT NUMBER OF OPTIONS THAT MAY BE GRANTED TO ANY INDIVIDUAL WITHOUT STOCKHOLDER APPROVAL	FOR	ISSUER	AGAINST	WITH
3	TO ADOPT A POLICY TO LIMIT THE AMOUNT THTA A COMPANY MAY CHARGE UNINSURED PATIENTS FOR HEALTH CARE SERVICES	FOR	ISSUER	AGAINST	WITH

JOHNSON CONTROLS, INC.

Ticker Symbol:JCI	Cusip Number: 280025030
Record Date: 12/28/2004	Meeting Date: 1/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE ON DIRECTORS NOMINATED	AGAINST	ISSUER	FOR	AGAINST
2	APPROVAL OF PRICEWATERHOUSECOOPERS AS INDEPEDENT AUDITORS	FOR	ISSUER	FOR	WITH

MICROCHIP TECHNOLOGY INCORPORATED

Ticker Symbol:MCHP	Cusip Number: 595017104
Record Date: 7/26/2004	Meeting Date: 8/20/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED	ABSTAINED	ISSUER	FOR	AGAINST
2	PROPOSAL TO AMEND OUR 1994 INTERNATIONAL EMPLOYEE STOCK PURCHASE PLAN TO INC BY 100,000 SHARES THE NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER SUCH PLAN	FOR	ISSUER	FOR	WITH
3	PROPOSAL TO APPROVE OUT 2004 EQUITY INCENTIVE PLAN, INCLUDING APPROVAL OF ITS MATERIAL TERMS AND PERFORMANCE GOALS FOR PURCHASES OF INTERNAL REVENUE CODE SECTION 162(M)	FOR	ISSUER	FOR	WITH

MONSANTO COMPANY

Ticker Symbol:MON	Cusip Number: 61166W101
Record Date: 12/17/2004	Meeting Date: 1/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: VOTE FOR EITHER NOMINEE	ABSTAINED	ISSUER	N/A	N/A
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR	FOR	ISSUER	FOR	WITH
3	APPROVAL OF 2005 LONG TERM INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	APPROVAL OF SHAREHOLDER PROPOSAL ONE	FOR	STOCKHOLDER	AGAINST	WITH
5	APPROVAL OF SHAREHOLDER PROPOSAL TWO	FOR	STOCKHOLDER	AGAINST	WITH
6	APPROVAL OF SHAREHOLDER PROPOSAL THREE	FOR	STOCKHOLDER	AGAINST	WITH
7	APPROVAL OF SHAREHOLDER PROPOSAL FOUR	FOR	STOCKHOLDER	AGAINST	WITH

SYMANTEC CORPORATION

Ticker Symbol:SYMC	Cusip Number: 871503108
Record Date: 6/3/2005	Meeting Date: 6/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE ISSUANCE AND RESERVATION FOR ISSUANCE OF COMPANY COMMON STOCK TO HOLDERS OF VERITAS SOFTWARE CORP. SECURITIES PURSUANT TO AGREEMENT AND PLAN OF REORGANIZATION DATED DEC 15 2004, BY AND AMONG COMPANY, CARMEL ACQUISITION CORP. AND VERITAS, AS THE SAME MAY BE AMENDED FROM TIME TO TIME	FOR	ISSUER	FOR	WITH
2	APPROVE AMENDMENTS TO COMPANY'S CERTIFICATE OF INCORP. TO INC. AUTHORIZED NUMBER OF SHARES OF COMMON STOCK OF COMPANY FROM 1.6 BILL , .01$ PAR VALUE PER SHARE TO 3 BILL, .01$ PAR VALUE AND TO AUTHORIZE ONE SHARE OF A CLASS OF SPECIAL VOTING STOCK 1$ PAR VALUE PER SHARE	FOR	ISSUER	FOR	WITH
3	ADJOURN THE SPECIAL MEETING IF A QUORUM IS PRESENT TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF FOREGOING PROPOSALS	FOR	ISSUER	FOR	WITH

Azzad Ethical Mid Cap Fund

AUTODESK, INC.

Ticker Symbol:ADSK	Cusip Number: 052769106
Record Date: 6/3/2005	Meeting Date: 6/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR DIRECTORS NOMINATED	AGAINST	ISSUER	FOR	AGAINST
2	PROPOSAL TO APPROVE AUTODESK'S 2006 STOCK PLAN AND THE RESERVATION OF 25,000 SHARES OF AUTODESK'S COMMON STOCK FOR ISSUANCE THEREUNDER.	FOR	ISSUER	FOR	WITH
3	PROPOSAL TO APPROVE AUTODESK'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION, INCREASING THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 400 MILLION SHARES TO 750 MILLION SHARES.	FOR	ISSUER	FOR	WITH
4	PROPOSAL TO APPROVE AUTODESK'S EXECUTIVE INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
5	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS AUTODESK'S INDEPEDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2006.	FOR	ISSUER	FOR	WITH

BECTON, DICKINSON AND COMPANY

Ticker Symbol:BDX	Cusip Number: 075887109
Record Date: 1/6/2005	Meeting Date: 2/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE ON NOMINATED DIRECTORS	AGAINST	ISSUER	FOR	AGAINST
2	RATIFICATION OF INDEPEDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF THE PERFORMANCE INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	CUMULATIVE VOTING	AGAINST	STOCKHOLDER	AGAINST	WITH

CLAIRE'S STORES, INC.

Ticker Symbol:CLE	Cusip Number: 179584107
Record Date: 6/7/2005	Meeting Date: 6/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE ON BOARD OF DIRECTORS NOMINATED	AGAINST	ISSUER	FOR	AGAINST
2	APPROVAL OF THE COMPANY'S 2005 INCENTIVE COMPENSATION PLAN	FOR	ISSUER	FOR	WITH
3	APPROVAL OF THE SHAREHOLDER PROPOSAL REGARDING THE COMPANY'S BUSINESS OPERATIONS IN NORTHERN IRELAND	FOR	STOCKHOLDER	AGAINST	AGAINST

COSTCO WHOLESALE CORPORATION

Ticker Symbol:COST	Cusip Number: 22160K105
Record Date: 1/27/2005	Meeting Date: 1/6/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR DIRECTORS NOMINATED	AGAINST	ISSUER	FOR	AGAINST
2	AMENDMENTS TO THE 2002 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	SHAREHOLDER PROPOSAL TO ADOPT A VENDOR CODE OF CONDUCT	AGAINST	STOCKHOLDER	FOR	AGAINST
4	SHAREHOLDER PROPOSAL TO DEVELOP A POLICY FOR LAND PROCUREMENT AND USE	FOR	STOCKHOLDER	AGAINST	AGAINST
5	RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

GTECH HOLDINGS CORPORATION

Ticker Symbol:GTK	Cusip Number: 400518106
Record Date: 7/13/2004	Meeting Date: 8/2/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED	ABSTAINED	ISSUER	FOR	AGAINST
2	APPROVAL OF COMPANY 2004 EMPLOYEE STOCK PURCHASE PLAN	FOR	ISSUER	FOR	WITH
3	APPROVAL OF AMENDMENT TO CERTIFICATE OF INCORPORATION OF COMPANY TO INC NUMBER OF SHARES OF COMMON STOCK TO 200 MILL	FOR	ISSUER	FOR	WITH
4	RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS FOR FISCAL YEAR ENDING FEB 26, 05	FOR	ISSUER	FOR	WITH

HEALTH MANAGEMENT ASSOCIATES

Ticker Symbol:HMA	Cusip Number: 421933102
Record Date: 1/26/2005	Meeting Date: 2/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE ON BOARD OF DIRECTORS	AGAINST	ISSUER	FOR	AGAINST

HEALTH MANAGEMENT ASSOCIATES, INC.

Ticker Symbol:HMA	Cusip Number: 421933102
Record Date: 2/8/2005	Meeting Date: 2/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE ON THE BOARD OF DIRECTORS	AGAINST	ISSUER	FOR	AGAINST
2	TO LIMIT THE NUMBER OF OPTIONS THAT MAY BE GRANTED TO ANY INDIVIDUAL WITHOUT STOCKHOLDER APPROVAL	FOR	STOCKHOLDER	AGAINST	AGAINST
3	TO ADOPT A POLICY TO LIMIT THE AMOUNT THAT THE COMPANY MAY CHARGE UNINSURED PATIENTS FOR HEALTH CARE SERVICES	FOR	STOCKHOLDER	AGAINST	AGAINST

JOHNSON CONTROLS, INC.

Ticker Symbol:JCI	Cusip Number: 478366107
Record Date: 12/28/2004	Meeting Date: 1/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE ON BOARD OF DIRECTORS	AGAINST	ISSUER	FOR	AGAINST
2	APPROVAL OF PRICEWATERHOUSECOOPERS AS INDEPEDENT AUDITORS	FOR	ISSUER	FOR	WITH

MICROCHIP TECHNOLOGY INCORPORATED

Ticker Symbol:MCHP	Cusip Number: 595017104
Record Date: 7/26/2004	Meeting Date: 8/20/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED	ABSTAINED	ISSUER	FOR	AGAINST
2	PROPOSAL TO AMEND OUT 1994 INTERNAL EMPLOYEE STOCK PURCHASE PLAN TO INC BY 100,000 SHARES THE NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER SUCH PLAN	FOR	ISSUER	FOR	WITH
3	PROPOSAL TO APPROVE OUT 2004 EQUITY INCENTIVE PLAN, INCLUDING APPROVAL OF ITS MATERIAL TERMS AND PERFORMANCE GOALS FOR PURPOSES OF INTERNAL REVENUE CODE SECTION 162M	FOR	ISSUER	FOR	WITH

MONSANTO COMPANY

Ticker Symbol:MON	Cusip Number: 61166W101
Record Date: 12/17/2004	Meeting Date: 11/22/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR DIRECTORS NOMINATED	AGAINST	ISSUER	FOR	AGAINST
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR	FOR	ISSUER	FOR	WITH
3	APPROVAL OF 2005 LONG TERM INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	APPROVAL OF SHAREOWNER PROPOSAL ONE	FOR	STOCKHOLDER	AGAINST	AGAINST
5	APPROVAL OF SHAREOWNER PROPOSAL TWO	FOR	STOCKHOLDER	AGAINST	AGAINST
6	APPROVAL OF SHAREOWNER PROPOSAL THREE	FOR	STOCKHOLDER	AGAINST	AGAINST
7	APPROVAL OF SHAREOWNER PROPOSAL FOUR	FOR	STOCKHOLDER	AGAINST	AGAINST

SYMANTEC CORPORATION

Ticker Symbol:SYMC	Cusip Number: 871503108
Record Date: 6/3/2005	Meeting Date: 6/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE ISSUANCE AND RESERVATION FOR ISSUANCE OF SYMANTEC COMMON STOCK TO HOLDERS OF VERITAS SOFTWARE CORPORATION SECURITIES PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION DATED DECEMBER 15, 2004 BY AND AMONG SYMANTEC, CARMEL ACQUISITION CORP., A WHOLLY OWNED SUBSIDIARY OF SYMANTEC, AND VERITAS, AS THE SAME MAY BE AMENDED FROM TIME TO TIME.	FOR	ISSUER	FOR	WITH
2	TO APPROVE AMENDMENTS TO SYMANTEC'S CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK OF SYMANTEC FROM 1,600,000,000 SHARES, $0.01 PAR VALUE PER SHARE, TO 3,000,000,000 SHARES, $0.01 PAR VALUE PER SHARE, AND TO AUTHORIZE ONE SHARE OF A CLASS OF SPECIAL VOTING STOCK, $1.00 PAR VALUE PER SHARE.	FOR	ISSUER	FOR	WITH
3	TO ADJOURN THE SPECIAL MEETING, IF NECESSARY, IF A QUORUM IS PRESENT, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF THE FOREGOING PROPOSALS.	FOR	ISSUER	FOR	WITH

SYMANTEC CORPORATION

Ticker Symbol:SYMC	Cusip Number: 871503108
Record Date: 6/3/2005	Meeting Date: 6/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE ISSUANCE AND RESERVATION FOR ISSUANCE OF SYMANTEC COMMON STOCK TO HOLDERS OF VERITAS SOFTWARE CORPORATION SECURITIES PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION DATED DECEMBER 15, 2004 BY AND AMONG SYMANTEC, CARMEL ACQUISITION CORP., A WHOLLY OWNED SUBSIDIARY OF SYMANTEC, AND VERITAS, AS THE SAME MAY BE AMENDED FROM TIME TO TIME.	FOR	ISSUER	FOR	WITH
2	TO APPROVE AMENDMENTS TO SYMANTEC'S CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK OF SYMANTEC FROM 1,600,000,000 SHARES, $0.01 PAR VALUE PER SHARE, TO 3,000,000,000 SHARES, $0.01 PAR VALUE PER SHARE, AND TO AUTHORIZE ONE SHARE OF A CLASS OF SPECIAL VOTING STOCK, $1.00 PAR VALUE PER SHARE.	FOR	ISSUER	FOR	WITH
3	TO ADJOURN THE SPECIAL MEETING, IF NECESSARY, IF A QUORUM IS PRESENT, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF THE FOREGOING PROPOSALS.	FOR	ISSUER	FOR	WITH

XILINX, INC.

Ticker Symbol:XLNX	Cusip Number: 983919101
Record Date: 6/28/2004	Meeting Date: 8/5/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED	ABSTAINED	ISSUER	WITH
2	PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF COMPANY FOR FISCAL YEAR ENDING APRIL 2, 2005	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

* Bashar Qasem

President and Treasurer

Date: August 17, 2005

*Print the name and title of each signing officer under his or her signature.